TRADE AND OTHER PAYABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
TRADE AND OTHER PAYABLES
Trade payables		Rp 16,999	Rp 13,875
Other payables		578	449
Total trade and other payables	$ 1,251	Rp 17,577	Rp 14,324